UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172

Exact name of registrant as specified in charter:	World Funds Trust

Address of principal executive offices:	8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Name and address of agent for service	The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801

With Copy to:

John H. Lively
The Law Offices of
John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Ste. 310
Leawood, KS 66211

Registrant’s telephone number, including area code:	(804) 267-7400

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2014

Item #1. Reports to Stockholders.

INDEX	Virginia Equity Fund

Semi-Annual Report to Shareholders

VIRGINIA EQUITY FUND

A series of
The World Funds Trust

For the Period
January 24, 2014
(commencement of operations)
through
March 31, 2014
(unaudited)

Important Disclosure Statement

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-673-0550. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-673-0550. Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of March 31, 2014 and are subject to change at any time. The opinions presented in this document are those of the portfolio manager at the time of this report and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

VIRGINIA EQUITY FUND
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2014 (unaudited)

ASSETS
Cash	$2,500
Due from advisor	22,080
Prepaid expenses	4,436

TOTAL ASSETS	29,016

LIABILITIES
Accrued investment management fees	8
Accrued 12b-1 fees	5
Accrued administration, accounting and transfer agent fees	14,158
Other accrued expenses	4,881

TOTAL LIABILITIES	19,052

NET ASSETS	$9,964

Net Assets Consist of:
Paid-in-capital applicable to 1,000 no par value shares of
beneficial interest outstanding, unlimited shares authorized	$10,000
Accumulated net investment income (loss)	(36)

Net Assets	$9,964

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
Class A
($9,964 / 1,000 shares outstanding)	$9.96

MAXIMUM OFFERING PRICE PER SHARE ($9.96 X 100 / 95.75)	$10.40

See Notes to Financial Statements

VIRGINIA EQUITY FUND
STATEMENT OF OPERATIONS
For the period January 24, 2014* through March 31, 2014 (unaudited)

EXPENSES
Investment management fees (Note 2)	$16
12b-1 fees (Note 2)	5
Recordkeeping and administrative services (Note 2)	5,507
Accounting fees (Note 2)	4,589
Custody fees	883
Transfer agent fees (Note 2)	4,063
Professional fees	3,064
Filing and registration fees (Note 2)	802
Trustee fees	562
Compliance fees	2,099
Other	535

Total expenses	22,125
Fee waivers and reimbursed expenses (Note 2)	(22,089)

Net expenses	36

Net investment income (loss)	(36)

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(36)

*Commencement of operations

See Notes to Financial Statements

VIRGINIA EQUITY FUND
STATEMENT OF CHANGES IN NET ASSETS

For the period
January 24, 2014*
through
Mach 31, 2014
(unaudited)

Increase (decrease) in Net Assets

OPERATIONS
Net investment income (loss)	$(36)

Increase (decrease) in net assets from operations	(36)

CAPITAL STOCK TRANSACTIONS (NOTE 4)
Shares sold	10,000

Increase (decrease) in net assets from capital stock transactions	10,000

NET ASSETS

Increase (decrease) during period	9,964
Beginning of period	-

End of period (including undistributed net investment income (loss) of $36 )	$9,964

*Commencement of Operations

See Notes to Financial Statements

VIRGINIA EQUITY FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	For the period
	January 24, 2014*
	through
	March 31, 2014
	(unaudited)

Net asset value, beginning of period	$10.00

Investment activities
Net investment income (loss)(1)	(0.04)
Net realized and unrealized gain (loss)
on investments	0.00	(A)

Total from investment activities	(0.04)

Net asset value, end of period	$9.96

Total Return	(0.40	%)**
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	1207.55	%***
Expenses, net of fee waivers and reimbursements	1.95	%***
Net investment income (loss)	(1.95	%)***
Portfolio turnover rate	0.00	%**
Net assets, end of period (000’s)	$9

(1) Per share amounts calculated using the average share method.

* Commencement of operations
** Not annualized
*** Annualized

(A) Less than $0.01 per share

See Notes to Financial Statements

VIRGINIA EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2014 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Virginia Equity Fund (the “Fund”) is a series of the World Funds Trust (“WFT” or “Trust”) which is registered under the Investment Company Act of 1940, as amended, as a non-diversified open-end management company. WFT was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations January 24, 2014 as a series of WFT. The Fund currently offers Class A shares.

The Fund seeks to achieve long-term capital appreciation and income by investing primarily in the equity securities of publicly-traded companies having a “significant impact” on the Commonwealth of Virginia’s economy and are organized and/or headquartered in the Commonwealth (referred to as “Virginia Issuers”). The Fund defines a company as having a “significant impact” on the Commonwealth if: (1) the issuer derives 50% or more of its total revenue from goods and/or services produced or sold in the Commonwealth of Virginia or (2) the company employs 500 people or more In its operations in Virginia. Equity securities consist of common stocks, preferred stocks and convertible securities.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sales price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees (the “Board”). Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

VIRGINIA EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2014 (unaudited) (continued)

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund’s procedures may differ from the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period January 24, 2014 (commencement of operations) through March 31, 2014, the Fund held no securities.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. The cost of securities sold is determined generally on a specific identification basis. Distributions from underlying ETF investments are recorded on the ex-date and reflected as dividend income on the Statement of Operations unless designated as long term capital gain. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

VIRGINIA EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2014 (unaudited) (continued)

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has analyzed the Fund’s tax positions for its initial tax year and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense.

Reclassification of Capital Accounts

Certain components of net assets are reclassified relating to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the period ended March 31, 2014, there were no such reclassifications.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the Investment Advisory Agreement, the Advisor, Virginia Financial Innovations Corp. (“VFIC”) provides investment advisory services for an annual fee of 0.90% of average daily net assets. For the period ended March 31, 2014, VFIC earned and waived $16 and reimbursed expenses of $22,073.

VIRGINIA EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2014 (unaudited) (continued)

In the interest of limiting the operating expenses of the Fund, VFIC, under its current expense limitation agreement, has contractually agreed to waive or limit its fees and to assume other operating expenses until January 31, 2015 so that the ratio of total annual operating expenses is limited to 1.70% of the Fund’s average net assets. The limit does not apply to interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, brokerage commissions, acquired fund fees and expenses, other expenditures capitalized in accordance with GAAP or other extraordinary expenses not incurred in the ordinary course of business. The Advisor may recoup any waived amount from the Fund pursuant to this agreement if such reimbursement does not cause the Fund to exceed existing expense limitations and the expense reimbursement is made within three years after the year in which the Advisor incurred the expense. The total amount of recoverable reimbursements as of March 31, 2014 was $22,089 which expires September 30, 2017.

The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Class A shares may finance activities which are primarily intended to result in the sale of the Fund’s Class A shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund. The Fund may incur such distribution expenses at the rate of 0.25% per annum on the Fund’s Class A average daily net assets. For the period ended March 31, 2014, there were $5 of 12b-1 fees incurred by Class A shares.

First Dominion Capital Corp. (“FDCC”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. For the period ended March 31, 2014, FDCC received no commissions from the sale of Fund shares.

Commonwealth Shareholder Services, Inc. (“CSS”), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. CSS earned $5,507 for its services for the period ended March 31, 2014.

Commonwealth Fund Services, Inc. (“CFSI”) is the Fund’s transfer and dividend disbursing agent. CFSI earned $4,063 for its services for the period ended March 31, 2014.

VIRGINIA EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2014 (unaudited) (continued)

Commonwealth Fund Accounting (“CFA”) is the Fund’s pricing agent. CFA earned $4,589 for its accounting services for the period ended March 31, 2014.

Certain officers and/or an interested trustee of the Fund are also officers and/or directors of FDCC, CSS, CFA and CFSI.

The Law Offices of John H. Lively and Associates, Inc., a member firm of The 1940 Act Law GroupTM, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is the owner of the Law Offices of John H. Lively & Associates, Inc., but he receives no special compensation from the Trust or the Fund for serving as an officer of the Trust.

NOTE 3 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. For the period ended March 31, 2014, no distributions were paid from the Fund.

As of March 31, 2014, the components of distributable earnings on a tax basis were as follows:

Period ended
March 31, 2014
(unaudited)
Accumulated net invest income (loss)	$(36)

NOTE 4 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Class A Shares
	Period January 24, 2014*
	through
	March 31, 2014
	(unaudited)
	Shares	Value

Shares purchased	1,000	$10,000
Shares reinvested	-	-
Shares redeemed	-	-

Net increase (decrease)	1,000	$10,000

*Commencement of operations

VIRGINIA EQUITY FUND
NOTES TO THE FINANCIAL STATEMENTS
March 31, 2014 (unaudited) (continued)

NOTE 5 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 available on or through the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-637-0550 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Virginia Financial Innovations Corp. supervises the investments of the Virginia Equity Fund, a series of the World Funds Trust (the “Trust”), pursuant to the Investment Advisory Agreement (the “Agreement”) between the Advisor and the Trust with respect to the Virginia Equity Fund (the “Fund” or “New Series”). At the quarterly meeting of the Board of Trustees of the Trust (the “Board” or “Trustees”) that was held on May 31, 2013 (the “Meeting”), the Trustees, including a majority of the Trustees who are not parties to the Agreement or “interested parties” of any such party as such term is defined under the Investment company Act of 1940, as amended (the “Independent Trustees”), voting separately, unanimously approved the Agreement for an initial two-year period from May 31, 2013 until May 31, 2015, under the terms and for the compensation described therein.

The Board discussed the arrangements between the Adviser and the Trust with respect to the New Series. The Board reflected on its discussions with representatives from the Adviser regarding the proposed Agreement, the expense limitation agreement and the manner in which the New Series was to be managed. Counsel referred the Board to the Board Materials, which included, among other things, a memorandum dated April 23, 2013 from Counsel addressing the duties of Trustees regarding the approval of the proposed Agreement, a letter from Counsel to the Adviser and the Adviser’s responses to that letter, a copy of the Adviser’s financial information, a fee comparison analysis for the New Series and comparable mutual funds, and the Agreement and Expense Limitation Agreement.

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”) (continued)

Counsel reviewed with the Board the memorandum from Counsel and the proposed Agreement and Expense Limitation Agreement. He outlined the various factors the Board should consider in deciding whether to approve the Agreement.

In deciding whether to approve the agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by the Adviser.

In this regard, the Board considered the responsibilities the Adviser would have under the Agreement. The Board reviewed the services to be provided by the Adviser to the New Series including, without limitation: the Adviser’s procedures for formulating investment recommendations and assuring compliance with the New Series’ investment objectives and limitations; its coordination of services for the New Series among the New Series’ service providers, and the anticipated efforts to promote the New Series, grow its assets, and assist in the distribution of New Series shares. The Board considered: the Adviser’s staffing, personnel, and methods of operating; the education and experience of the Adviser’s personnel; and the Adviser’s compliance program, policies, and procedures. After reviewing the foregoing and further information from the Adviser (e.g., the Adviser’s compliance programs), the Board concluded that the quality, extent, and nature of the services to be provided by the Adviser were satisfactory and adequate for the New Series.

Investment Performance of the New Series and the Adviser.

The Board noted that the New Series had not commenced operations and no investment performance information was available. The Board noted that the New Series would be the Adviser’s only client.

The costs of the services to be provided and profits to be realized by the Adviser from the relationship with the New Series.

In this regard, the Board considered: the financial condition of the Adviser and the level of commitment to the New Series and the Adviser by the principals of the Adviser; the projected asset levels of the New Series; the Adviser’s payment of startup costs for the New Series, including the loan obtained by one of the principals of the Adviser in his personal capacity to support the operations of the Adviser. The Board also considered potential benefits for the Adviser in managing the New Series. The Board compared the expected fees and expenses of the New Series (including the management fee) to other funds comparable to the New Series in terms of the type of fund, the style of investment management, and the anticipated size of fund, among other factors. The Board noted that while the contractual management rate was not the highest amongst its peers, it was among the highest

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”) (continued)

within its peer group and was approximately 40 basis points above the peer group average. The Board noted that due to the investment strategy of the New Series and its focus on securities of Virginia issuers it may make it difficult to compare the proposed fee to those of other funds. Nonetheless, the Board determined that the New Series’ overall anticipated expense ratio, in light of the contractual Expense Limitation Agreement, was generally comparable to those of similar funds, and under the Expense Limitation Agreement the Adviser would waive part of its fee (and reimburse expenses) until assets of the New Series grow. The Board also noted that the management fee is subject to breakpoints that would become effective once assets of the New Series reach certain levels. Following this analysis and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Adviser by the New Series were fair and reasonable.

The extent to which economies of scale would be realized as the New Series grows and whether advisory fee levels reflect these economies of scale for the benefit of the New Series’ investors.

In this regard, the Board considered the New Series’ fee arrangements with the Adviser. The Board noted that the management fee included breakpoints that would decrease the fee as asset levels increased. It also noted that the shareholders of the New Series would benefit from the Expense Limitation Agreement until the New Series’ expenses fell below the expense cap. The Board also noted that the New Series would benefit from economies of scale under the arrangements with the Trust’s service providers other than the Adviser. Following further discussion of the New Series’ projected asset levels, expectations for growth, and levels of fees, the Board determined that the New Series’ fee arrangements with the Adviser were fair and reasonable and reasonable in relation to the nature and quality of the services to be provided by the Adviser.

Possible conflicts of interest and benefits derived by the Adviser.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the New Series; the basis of decisions to buy or sell securities for the New Series; the substance and administration of the Adviser’s code of ethics and other relevant policies described in the Adviser’s Form ADV. It was noted that the Adviser does not manage other accounts and the new Series would be the Adviser’s only client. Following further consideration and discussion, the Board indicated that the Adviser’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory. The Trustees observed that the Adviser would experience limited benefits (other than its direct compensation) as a result of its relationship with the New Series but may benefit from certain publicity relating to the New Series.

SUPPLEMENTAL INFORMATION (unaudited)
World Funds Trust (the “Trust”) (continued)

Based upon all of the foregoing considerations, the Board, including a majority of the Independent Trustees, voting separately, unanimously approved the Agreement for an initial two-year period from May 31, 2013 until May 31, 2015 under the terms and for the compensation described therein.

VIRGINIA EQUITIES FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments of Class A shares or deferred sales charges on certain redemptions made within 360 days of purchase of Class A shares and (2) ongoing costs, including management fees, distribution (12b-1)) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, January 24, 2014, and held for the period ended March 31, 2014.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

VIRGINIA EQUITIES FUND
FUND EXPENSES (unaudited) (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs and do not reflect any transactional costs, such as sales charges (loads) or deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Class A Shares	Beginning Account Value January 24, 2014	Ending Account Value March 31, 2014	Expenses Paid During Period* January 24, 2014 through March 31, 2014
Actual	$1,000	$996.00	$3.57
Hypothetical (5% return before expenses)	$1,000	$1,016.25	$3.61

* - Expenses are equal to the Fund’s annualized expense ratio of 1.95% multiplied by the average account value for the period, multiplied by 67 days in the most recent fiscal half year for Class A, divided by 365 days in the current year.

Investment Advisor:

Virginia Financial Innovations Corp
798 Park Avenue, NW, Suite 204
Norton, Virginia 24273

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Cohen Fund Audit Services, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, Ohio 44115

Transfer Agent:

For more account information, wire purchase or redemptions, call or write to
Union Street Partners Value Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

Legal Counsel:

The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds Trust investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 673-0550 Toll Free.

ITEM 2.                    CODE OF ETHICS

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.                    AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.                    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.                    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.                    SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.                    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.                    PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.                    PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.                    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.                    CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.                    EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: World Funds Trust

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: June 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: June 4, 2014

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: June 4, 2014

* Print the name and title of each signing officer under his or her signature.